Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Jun 14, 2013
Document Effective Date	Jun 14, 2013
Prospectus Date	Apr 30, 2013

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares

(as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

(the "Funds")

Supplement dated June 14, 2013 to the Goldman Sachs Absolute Return Tracker Fund's

Summary Prospectus and Select Satellite Funds' Prospectus dated April 30, 2013

(the "Summary Prospectus" and "Prospectus," respectively)

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. Consistent with this investment objective and the Absolute Return Tracker Fund's overall investment approach, the Investment Adviser is making certain enhancements to its quantitative methodology, as described below. In addition, the Funds are updating their disclosure with respect to the manner in which they may "cover" open forward contract positions.

Effective as of June 28, 2013, the Absolute Return Tracker Fund's Summary Prospectus and Prospectus are revised as follows.

The "Principal Strategy" section of the Summary Prospectus and the "Goldman Sachs Absolute Return Fund—Summary—Principal Strategy" section of the Prospectus are replaced with the following:

The Fund's Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk ("Market Exposures"). In seeking to meet its investment objective, the Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The hedge fund sub-strategies whose returns the Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value, and Macro sub-strategies (each a "Hedge Fund Sub-Strategy"). The Fund's quantitative methodology seeks to allocate the Fund's exposure to each Hedge Fund Sub-Strategy such that the Fund's investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to:

■	U.S. and non-U.S. (including emerging market) equity indices;
■	U.S. and non-U.S. (including emerging market) fixed income indices;
■	Credit indices;
■	Interest rates;
■	Commodity indices;
■	Foreign currency exchange rates;
■	Baskets of top positions held by hedge funds;
■	Volatility; and
■	Market momentum/trends.

The Fund invests in instruments that the Investment Adviser believes will assist the Fund in gaining exposure to the Market Exposures. The instruments in which the Fund may invest include, but are not limited to:

■	Equity securities;
■	Futures (including equity index futures, interest rate futures, and bond futures);
■	Swaps (including total return swaps and credit default swaps on indices);
■	Options (including listed equity index put options);
■	Structured notes (including commodity linked notes);
■	Exchange-traded funds ("ETFs");
■	Forward contracts (including currency forward contracts on developed and emerging markets currencies);
■	U.S. government securities, including agency debentures, and other high quality debt securities; and
■	Cash equivalents.

The Fund may from time to time hold foreign currencies. Additionally, as a result of the Fund's use of derivatives, the Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The weighting of a Market Exposure within the Fund may be positive or negative. A negative weighting will result from establishing a short position with respect to a Market Exposure. As a result of the Fund's negative weightings in various Market Exposures from time to time, the Fund's net asset value ("NAV") per share may decline during certain periods, even if the value of any or all of the Market Exposures increases during that time. Additionally, the sum of the Fund's target weightings to each Market Exposure may not equal 100%.

The Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Fund, and the Fund may use other proprietary methodologies based on the Investment Adviser's proprietary research.

The Fund does not invest in hedge funds.

The second paragraph under the "Principal Risks of the Fund" in the Summary Prospectus and under the "Goldman Sachs Absolute Return Fund—Summary—Principal Risks of the Fund" in the Prospectus is replaced with the following:

This Fund's NAV may fluctuate substantially over time. Because the Fund attempts to approximate the return and risk patterns of a diversified universe of hedge funds, the Fund's performance may potentially be lower than the returns of the broader stock market. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares

(as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

(the "Funds")

Supplement dated June 14, 2013 to the Goldman Sachs Absolute Return Tracker Fund's

Summary Prospectus and Select Satellite Funds' Prospectus dated April 30, 2013

(the "Summary Prospectus" and "Prospectus," respectively)

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. Consistent with this investment objective and the Absolute Return Tracker Fund's overall investment approach, the Investment Adviser is making certain enhancements to its quantitative methodology, as described below. In addition, the Funds are updating their disclosure with respect to the manner in which they may "cover" open forward contract positions.

Effective as of June 28, 2013, the Absolute Return Tracker Fund's Summary Prospectus and Prospectus are revised as follows.

The "Principal Strategy" section of the Summary Prospectus and the "Goldman Sachs Absolute Return Fund—Summary—Principal Strategy" section of the Prospectus are replaced with the following:

The Fund's Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk ("Market Exposures"). In seeking to meet its investment objective, the Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The hedge fund sub-strategies whose returns the Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value, and Macro sub-strategies (each a "Hedge Fund Sub-Strategy"). The Fund's quantitative methodology seeks to allocate the Fund's exposure to each Hedge Fund Sub-Strategy such that the Fund's investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to:

■	U.S. and non-U.S. (including emerging market) equity indices;
■	U.S. and non-U.S. (including emerging market) fixed income indices;
■	Credit indices;
■	Interest rates;
■	Commodity indices;
■	Foreign currency exchange rates;
■	Baskets of top positions held by hedge funds;
■	Volatility; and
■	Market momentum/trends.

The Fund invests in instruments that the Investment Adviser believes will assist the Fund in gaining exposure to the Market Exposures. The instruments in which the Fund may invest include, but are not limited to:

■	Equity securities;
■	Futures (including equity index futures, interest rate futures, and bond futures);
■	Swaps (including total return swaps and credit default swaps on indices);
■	Options (including listed equity index put options);
■	Structured notes (including commodity linked notes);
■	Exchange-traded funds ("ETFs");
■	Forward contracts (including currency forward contracts on developed and emerging markets currencies);
■	U.S. government securities, including agency debentures, and other high quality debt securities; and
■	Cash equivalents.

The Fund may from time to time hold foreign currencies. Additionally, as a result of the Fund's use of derivatives, the Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The weighting of a Market Exposure within the Fund may be positive or negative. A negative weighting will result from establishing a short position with respect to a Market Exposure. As a result of the Fund's negative weightings in various Market Exposures from time to time, the Fund's net asset value ("NAV") per share may decline during certain periods, even if the value of any or all of the Market Exposures increases during that time. Additionally, the sum of the Fund's target weightings to each Market Exposure may not equal 100%.

The Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Fund, and the Fund may use other proprietary methodologies based on the Investment Adviser's proprietary research.

The Fund does not invest in hedge funds.

The second paragraph under the "Principal Risks of the Fund" in the Summary Prospectus and under the "Goldman Sachs Absolute Return Fund—Summary—Principal Risks of the Fund" in the Prospectus is replaced with the following:

This Fund's NAV may fluctuate substantially over time. Because the Fund attempts to approximate the return and risk patterns of a diversified universe of hedge funds, the Fund's performance may potentially be lower than the returns of the broader stock market. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

Goldman Sachs Absolute Return Tracker Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares

(as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

(the "Funds")

Supplement dated June 14, 2013 to the Goldman Sachs Absolute Return Tracker Fund's

Summary Prospectus and Select Satellite Funds' Prospectus dated April 30, 2013

(the "Summary Prospectus" and "Prospectus," respectively)

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. Consistent with this investment objective and the Absolute Return Tracker Fund's overall investment approach, the Investment Adviser is making certain enhancements to its quantitative methodology, as described below. In addition, the Funds are updating their disclosure with respect to the manner in which they may "cover" open forward contract positions.

Effective as of June 28, 2013, the Absolute Return Tracker Fund's Summary Prospectus and Prospectus are revised as follows.

The "Principal Strategy" section of the Summary Prospectus and the "Goldman Sachs Absolute Return Fund—Summary—Principal Strategy" section of the Prospectus are replaced with the following:

The Fund's Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk ("Market Exposures"). In seeking to meet its investment objective, the Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The hedge fund sub-strategies whose returns the Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value, and Macro sub-strategies (each a "Hedge Fund Sub-Strategy"). The Fund's quantitative methodology seeks to allocate the Fund's exposure to each Hedge Fund Sub-Strategy such that the Fund's investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to:

■	U.S. and non-U.S. (including emerging market) equity indices;
■	U.S. and non-U.S. (including emerging market) fixed income indices;
■	Credit indices;
■	Interest rates;
■	Commodity indices;
■	Foreign currency exchange rates;
■	Baskets of top positions held by hedge funds;
■	Volatility; and
■	Market momentum/trends.

The Fund invests in instruments that the Investment Adviser believes will assist the Fund in gaining exposure to the Market Exposures. The instruments in which the Fund may invest include, but are not limited to:

■	Equity securities;
■	Futures (including equity index futures, interest rate futures, and bond futures);
■	Swaps (including total return swaps and credit default swaps on indices);
■	Options (including listed equity index put options);
■	Structured notes (including commodity linked notes);
■	Exchange-traded funds ("ETFs");
■	Forward contracts (including currency forward contracts on developed and emerging markets currencies);
■	U.S. government securities, including agency debentures, and other high quality debt securities; and
■	Cash equivalents.

The Fund may from time to time hold foreign currencies. Additionally, as a result of the Fund's use of derivatives, the Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The weighting of a Market Exposure within the Fund may be positive or negative. A negative weighting will result from establishing a short position with respect to a Market Exposure. As a result of the Fund's negative weightings in various Market Exposures from time to time, the Fund's net asset value ("NAV") per share may decline during certain periods, even if the value of any or all of the Market Exposures increases during that time. Additionally, the sum of the Fund's target weightings to each Market Exposure may not equal 100%.

The Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Fund, and the Fund may use other proprietary methodologies based on the Investment Adviser's proprietary research.

The Fund does not invest in hedge funds.

The second paragraph under the "Principal Risks of the Fund" in the Summary Prospectus and under the "Goldman Sachs Absolute Return Fund—Summary—Principal Risks of the Fund" in the Prospectus is replaced with the following:

This Fund's NAV may fluctuate substantially over time. Because the Fund attempts to approximate the return and risk patterns of a diversified universe of hedge funds, the Fund's performance may potentially be lower than the returns of the broader stock market. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 14, 2013